Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 834,687	$ 909,279
Cost, beginning	2,176,592	2,543,799
Accumulated amortization and impairment, beginning	(1,341,905)	(1,634,520)
Additions	1,994	5,748
Disposals and write-offs	(1)	(342)
Amortization	(51,749)	(68,145)
Impairment (loss) reversal of long-lived assets	83,843	9,534
Foreign exchange effect	10,178	(22,300)
Effect of new subsidiary acquisition	7
Transfers	(1,031)	913
Balance at the end of the year	877,928	834,687
Cost, ending	2,213,991	2,176,592
Accumulated amortization and impairment, ending	(1,336,063)	(1,341,905)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	305,397	307,112
Cost, beginning	316,087	630,787
Accumulated amortization and impairment, beginning	(10,690)	(323,675)
Foreign exchange effect	811	(1,715)
Balance at the end of the year	306,208	305,397
Cost, ending	318,239	316,087
Accumulated amortization and impairment, ending	(12,031)	(10,690)
Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	507,491	579,551
Cost, beginning	1,810,609	1,859,147
Accumulated amortization and impairment, beginning	(1,303,118)	(1,279,596)
Disposals and write-offs		(226)
Amortization	(48,122)	(65,710)
Impairment (loss) reversal of long-lived assets	83,817	9,534
Foreign exchange effect	6,844	(15,433)
Transfers	(1,184)	(225)
Balance at the end of the year	548,846	507,491
Cost, ending	1,844,122	1,810,609
Accumulated amortization and impairment, ending	(1,295,276)	(1,303,118)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	21,799	22,616
Cost, beginning	49,896	53,865
Accumulated amortization and impairment, beginning	(28,097)	(31,249)
Additions	1,994	5,748
Disposals and write-offs	(1)	(116)
Amortization	(3,627)	(2,435)
Impairment (loss) reversal of long-lived assets	26
Foreign exchange effect	2,523	(5,152)
Effect of new subsidiary acquisition	7
Transfers	153	1,138
Balance at the end of the year	22,874	21,799
Cost, ending	51,630	49,896
Accumulated amortization and impairment, ending	$ (28,756)	$ (28,097)
Average annual depreciation rates	5.00%	5.00%